RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers.

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of up to six consultants and the costs of all charges are based on the fees set in the Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the three months ended March 31, 2022, the company incurred fees of $125,732 compared to $43,500 in 2021. As at March 31, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the three months ended March 31, 2022, the Company incurred fees of $100,000 compared to $53,764 in 2021. As at March 31, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. The costs of all charges are based on the fees set in the Executive Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the three months ended March 31, 2022, the Company incurred fees of $62,500 (March 31, 2021 – $44,123). As at March 31, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)

20. RELATED PARTY TRANSACTIONS (CONT’D)

Trade payables and accrued liabilities:

As at March 31, 2022, the Company had $nil (December 31, 2021 - $nil) payable to related parties outstanding that were included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the three months ended March 31, 2022 and 2021 included:

For the three months ended March 31,	2022	2021
Director fees	$107,446	$86,691
Management fees paid to a company controlled by CEO and director	100,000	53,764
Management fees paid to a company controlled by the President and director	62,500	44,123
Management fees paid to a company controlled by a former director	82,993	45,000
Salaries	127,565	122,976
Share-based payments	322,083	680,097
	$802,587	1,032,651